XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 20.24%(a)(b)
Anchorage Capital CLO 13 LLC	3M SOFR + 7.00%	04/15/2034	$1,500,000	$1,512,486
Anchorage Capital CLO 16 Ltd.	3M SOFR + 7.61%	01/19/2035	2,000,000	2,015,599
Anchorage Capital CLO 17 Ltd.	3M SOFR + 7.12%	07/15/2034	1,250,000	1,257,505
Anchorage Capital CLO 19 Ltd.	3M SOFR + 7.51%	10/15/2034	1,000,000	806,781
Anchorage Capital CLO 20 Ltd.	3M SOFR + 7.00%	01/20/2035	1,500,000	1,500,000
Anchorage Capital CLO 21 Ltd.	3M SOFR + 7.61%	10/20/2034	500,000	503,005
Apidos CLO XLV Ltd.	3M SOFR + 8.40%	04/26/2036	500,000	511,362
Battalion CLO XXI Ltd.	3M SOFR + 6.72%	07/15/2034	1,000,000	905,528
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	1,100,000	1,111,552
Benefit Street Partners CLO XXIII Ltd.	3M SOFR + 7.07%	04/25/2034	1,500,000	1,509,540
Benefit Street Partners CLO XXIV Ltd.	3M SOFR + 6.87%	10/20/2034	1,000,000	1,006,544
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 7.81%	01/25/2036	1,750,000	1,762,166
Benefit Street Partners CLO XXVIII Ltd.	3M SOFR + 5.40%	10/20/2037	2,000,000	2,012,772
Benefit Street Partners CLO XXXII Ltd.	3M SOFR + 7.35%	10/25/2036	2,400,000	2,479,423
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	1,000,000	1,002,552
CIFC Funding 2015-I Ltd.	3M SOFR + 6.26%	01/22/2031	500,000	502,734
CIFC Funding 2018-I Ltd.	3M SOFR + 5.25%	01/18/2038	1,750,000	1,771,272
CIFC Funding 2019-II Ltd.	3M SOFR + 6.85%	04/17/2034	1,500,000	1,511,894
CIFC Funding 2019-III Ltd.	3M SOFR + 5.00%	01/16/2038	2,750,000	2,750,000
CIFC Funding 2019-III Ltd.	3M SOFR + 7.06%	10/16/2034	2,750,000	2,773,161
CIFC Funding 2019-V Ltd.	3M SOFR + 7.04%	01/15/2035	1,000,000	1,008,043
CIFC Funding 2019-VI Ltd.	3M SOFR + 6.25%	07/16/2037	700,000	717,698
CIFC Funding 2022-I Ltd.	3M SOFR + 6.40%	04/17/2035	2,000,000	2,008,887
CIFC Funding 2022-III Ltd.	3M SOFR + 7.27%	04/21/2035	850,000	858,744
Clover CLO 2019-1 Ltd.	3M SOFR + 6.70%	04/18/2035	2,000,000	2,014,650
Clover CLO 2021-3 LLC	3M SOFR + 6.72%	01/25/2035	1,000,000	1,008,575
Clover CLO 2021-3 LLC	3M SOFR + 4.90%	01/25/2035	1,000,000	1,000,000
Elmwood CLO 25 Ltd.	3M SOFR + 5.25%	04/17/2037	2,000,000	2,021,413
Elmwood CLO VI Ltd.	3M SOFR + 5.90%	07/18/2037	1,750,000	1,781,247
Elmwood CLO XI Ltd.	3M SOFR + 6.26%	10/20/2034	750,000	754,747
Generate CLO Ltd.	3M SOFR + 6.15%	10/22/2037	1,630,000	1,642,465
HPS Loan Management 11-2017 Ltd.	3M SOFR + 8.11%	05/06/2030	1,000,000	586,714
KKR CLO 60 Ltd.	3M SOFR + 6.10%	01/15/2038	1,325,000	1,331,725
Madison Park Funding LX Ltd.	3M SOFR + 6.50%	10/25/2037	1,250,000	1,289,489
Madison Park Funding LXIII Ltd.	3M SOFR + 8.57%	04/21/2035	1,250,000	1,278,147
Madison Park Funding XLVI Ltd.	3M SOFR + 6.51%	10/15/2034	550,000	552,580
Madison Park Funding XLVIII Ltd.	3M SOFR + 6.51%	04/19/2033	1,500,000	1,509,001
Madison Park Funding XXVII Ltd.	3M SOFR + 5.26%	04/20/2030	1,500,000	1,503,813
Madison Park Funding XXXVII Ltd.	3M SOFR + 6.60%	04/15/2037	750,000	768,917
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	500,000	502,185
Neuberger Berman Loan Advisers CLO 27 Ltd.	3M SOFR + 6.75%	07/15/2038	2,000,000	2,062,731
Neuberger Berman Loan Advisers CLO 32 Ltd.	3M SOFR + 6.36%	01/20/2032	1,500,000	1,510,553
Neuberger Berman Loan Advisers CLO 40 Ltd.	3M SOFR + 6.11%	04/16/2033	1,670,000	1,679,074
Neuberger Berman Loan Advisers CLO 41 Ltd.	3M SOFR + 6.76%	04/15/2034	1,250,000	1,258,846
Neuberger Berman Loan Advisers CLO 47 Ltd.	3M SOFR + 6.25%	04/14/2035	1,000,000	1,003,908
Neuberger Berman Loan Advisers CLO 57 Ltd.	3M SOFR + 5.50%	10/24/2038	1,875,000	1,908,174
Oaktree CLO 2022-3 Ltd.	3M SOFR + 6.50%	10/15/2037	2,000,000	2,034,956
OHA Credit Funding 12 Ltd.	3M SOFR + 8.00%	07/20/2036	2,000,000	2,054,107
OHA Credit Funding 2 Ltd.	3M SOFR + 6.62%	04/21/2034	1,000,000	1,007,202
OHA Credit Funding 2 Ltd.	3M SOFR + 4.80%	01/21/2038	1,000,000	1,000,000
OHA Credit Funding 5 Ltd.	3M SOFR + 5.40%	10/18/2037	1,000,000	1,010,325
OHA Credit Funding 7 Ltd.	3M SOFR + 6.25%	02/24/2037	900,000	903,724
OHA Credit Funding 9 Ltd.	3M SOFR + 5.50%	10/19/2037	1,000,000	1,012,303
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	2,000,000	2,007,995
Rad CLO 11 Ltd.	3M SOFR + 6.51%	04/15/2034	1,300,000	1,308,494
Rad CLO 12 Ltd.	3M SOFR + 6.61%	10/30/2034	2,000,000	2,010,326
Rad CLO 4 Ltd.	3M SOFR + 6.50%	04/25/2032	2,300,000	2,307,419
Regatta VII Funding Ltd.	3M SOFR + 6.66%	06/20/2034	1,000,000	999,046
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	1,500,000	1,534,492
Regatta XIV Funding Ltd.	3M SOFR + 6.21%	10/25/2031	750,000	754,051
Regatta XIX Funding Ltd.	3M SOFR + 6.88%	04/20/2035	750,000	756,147
Regatta XVI Funding Ltd.	3M SOFR + 7.10%	01/15/2033	1,400,000	1,425,316

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 20.24%(a)(b)(Continued)
Regatta XVIII Funding Ltd.	3M SOFR + 6.21%	01/15/2034	$2,375,000	$2,384,093
Regatta XXII Funding Ltd.	3M SOFR + 6.15%	07/20/2035	1,350,000	1,369,530
Regatta XXIII Funding Ltd.	3M SOFR + 6.96%	01/20/2035	2,750,000	2,794,622
Regatta XXIV Funding Ltd.	3M SOFR + 5.15%	01/20/2038	1,000,000	1,000,000
RR 19 Ltd.	3M SOFR + 6.76%	10/15/2035	500,000	503,113
Shackleton 2019-XIV CLO Ltd.	3M SOFR + 7.58%	07/20/2034	1,000,000	1,007,708
Sound Point CLO II Ltd.	3M SOFR + 5.76%	01/26/2031	250,000	227,610
Sound Point CLO XVIII Ltd.	3M SOFR + 5.76%	01/21/2031	500,000	383,267
Symphony CLO XXI Ltd.	3M SOFR + 6.86%	07/15/2032	1,000,000	1,004,213
Symphony CLO XXIV Ltd.	3M SOFR + 7.26%	01/23/2032	1,000,000	1,008,411
THL Credit Wind River 2017-1 CLO Ltd.	3M SOFR + 7.32%	04/18/2036	1,500,000	1,419,173
Voya CLO 2020-2 Ltd.	3M SOFR + 6.66%	07/19/2034	1,125,000	1,125,000
Wind River 2021-3 CLO Ltd.	3M SOFR + 6.86%	07/20/2033	1,000,000	981,868
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $98,676,865)				100,102,713

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 62.24%(a)(c)
AIMCO CLO 16 Ltd.	14.97%	07/17/2037	1,812,000	1,484,224
ALM 2020 Ltd.(d)	N/A	10/15/2029	5,000,000	75,850
Anchorage Capital CLO 13 LLC	11.79%	04/15/2034	7,000,000	3,759,700
Anchorage Capital CLO 15 Ltd.	19.20%	07/20/2034	1,783,000	1,048,047
Anchorage Capital CLO 16 Ltd.	6.72%	01/19/2035	2,500,000	1,152,000
Anchorage Capital CLO 18 Ltd.	7.83%	04/15/2034	850,000	386,410
Anchorage Capital CLO 19 Ltd.	6.35%	10/15/2034	7,000,000	2,714,600
Anchorage Capital CLO 1-R Ltd.(d)	N/A	04/13/2031	4,150,000	74,537
Anchorage Capital CLO 20 Ltd.	4.74%	01/20/2035	1,750,000	931,875
Anchorage Capital CLO 3-R Ltd.(d)	N/A	01/28/2031	1,400,000	25,676
Anchorage Capital CLO 7 Ltd.	20.89%	01/28/2031	1,750,000	502,250
Apidos CLO XLVIII Ltd.	13.78%	07/25/2037	9,000,000	8,451,000
Apidos CLO XXVII	1.98%	07/17/2030	1,300,000	237,016
ARES LI CLO Ltd.	14.58%	10/15/2037	4,378,142	1,881,287
ARES LI CLO Ltd.	11.15%	07/15/2034	1,699,959	730,472
Ares LIX CLO Ltd.	23.98%	04/25/2034	3,500,000	2,091,250
Ares LVIII CLO Ltd.	21.61%	01/15/2035	8,600,000	5,083,460
Ares XLI CLO Ltd.	11.40%	04/15/2034	2,343,500	789,291
ARES XLIV CLO Ltd.	16.71%	04/15/2034	6,288,428	1,626,187
Ballyrock CLO 19 Ltd.	16.28%	04/20/2035	4,200,000	2,511,600
Battalion CLO XV Ltd.	10.27%	01/17/2033	4,500,000	1,917,000
Benefit Street Partners CLO XXIII Ltd.	14.94%	04/25/2034	5,000,000	3,698,000
Benefit Street Partners CLO XXV Ltd.	17.32%	01/15/2035	5,250,000	3,836,175
Benefit Street Partners CLO XXVII Ltd.	21.15%	10/20/2037	2,250,000	2,790,834
Benefit Street Partners CLO XXXIV Ltd.	15.60%	07/25/2037	4,700,000	4,035,890
Benefit Street Partners CLO XXXVI Ltd.(e)	15.31%	01/25/2038	2,560,000	2,232,675
Carbone CLO Ltd.	3.96%	01/20/2031	7,850,000	2,099,162
CARLYLE US CLO 2019-4 Ltd.	13.17%	04/15/2035	8,740,000	5,421,422
CARLYLE US CLO 2021-4 Ltd.	14.68%	04/20/2034	1,000,000	620,000
CARLYLE US CLO 2021-5 Ltd.	8.65%	07/20/2034	4,000,000	2,154,000
CARLYLE US CLO 2023-2 Ltd.	11.74%	07/20/2036	4,534,341	4,356,595
CIFC Funding 2017-III Ltd.	12.44%	07/20/2030	1,400,000	504,840
CIFC Funding 2017-V Ltd.	16.83%	07/17/2037	6,500,000	3,049,800
CIFC Funding 2018-I Ltd.	6.33%	04/18/2031	3,250,000	1,178,125
CIFC Funding 2018-III Ltd.	8.10%	07/18/2031	3,000,000	739,577
CIFC Funding 2018-V Ltd.	17.17%	07/15/2038	5,298,000	3,168,204
CIFC Funding 2019-III Ltd.	14.38%	10/16/2034	840,000	570,108
CIFC Funding 2019-V Ltd.	17.40%	01/15/2035	1,000,000	684,700
CIFC Funding 2019-V Ltd.	16.24%	01/15/2035	2,500,000	1,711,750
CIFC Funding 2020-II Ltd.	21.67%	10/20/2034	1,000,000	700,700
CIFC Funding 2020-III Ltd.	17.16%	10/20/2034	150,000	108,015
CIFC Funding 2021-II Ltd.	14.58%	04/15/2034	4,750,000	2,999,150
CIFC Funding 2021-VII Ltd.	15.53%	01/23/2035	1,000,000	700,400
CIFC Funding 2022-IV Ltd.	16.83%	07/16/2035	2,500,000	1,898,000
Clover CLO 2019-1 Ltd.	19.12%	04/18/2035	8,339,200	5,546,402

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 62.24%(a)(c)(Continued)
Clover CLO 2021-3 LLC	18.29%	01/25/2035	$5,500,000	$3,850,550
Dryden 43 Senior Loan Fund	6.37%	04/20/2034	3,000,000	1,042,800
Dryden 87 CLO Ltd.	7.12%	05/20/2034	2,000,000	933,000
Dryden 95 CLO Ltd.	7.76%	08/20/2034	1,750,000	792,400
Elmwood CLO 14 Ltd.	16.38%	04/20/2035	10,000,000	6,987,000
Elmwood CLO I Ltd.	17.06%	10/20/2033	6,000,000	4,225,800
Elmwood CLO II Ltd.	12.78%	04/20/2034	6,500,000	4,524,000
Elmwood CLO III Ltd.	18.75%	10/20/2034	5,250,000	3,796,787
Elmwood CLO VII Ltd.	11.69%	01/17/2034	8,350,000	5,883,410
Galaxy 33 CLO Ltd.	15.13%	04/20/2037	2,000,000	1,634,933
Generate CLO 12 Ltd.	13.31%	07/20/2036	8,000,000	6,324,800
Generate CLO 14 Ltd.	14.23%	04/22/2037	8,000,000	5,890,400
Generate CLO 3 Ltd.	13.80%	10/20/2029	7,008,000	3,233,491
Invesco CLO 2021-1 Ltd.	10.57%	04/15/2034	3,000,000	1,626,300
Invesco CLO 2021-2 Ltd.	7.80%	07/15/2034	5,000,000	2,442,000
Invesco CLO 2021-2 Ltd.(d)(e)	N/A	07/15/2034	500,000	95,186
Madison Park Funding XVIII Ltd.	9.78%	10/21/2030	4,000,000	1,118,400
Madison Park Funding XX Ltd.	6.48%	07/27/2030	1,740,000	452,400
Madison Park Funding XX Ltd.	24.91%	10/27/2037	2,172,000	628,417
Madison Park Funding XXIX Ltd.	7.70%	10/18/2047	3,750,000	1,307,823
Madison Park Funding XXVIII Ltd.	9.52%	07/15/2030	5,949,336	1,826,220
Madison Park Funding XXXVII Ltd.	13.50%	04/15/2037	6,148,815	3,578,610
Neuberger Berman Loan Advisers CLO 47 Ltd.	17.65%	04/14/2035	15,000,000	10,045,500
Neuberger Berman Loan Advisers CLO 50 Ltd.	17.38%	07/23/2036	6,500,000	5,105,100
Neuberger Berman Loan Advisers CLO 53 Ltd.	17.89%	10/24/2037	7,325,000	6,373,483
Neuberger Berman Loan Advisers CLO 54 Ltd.	15.53%	04/23/2038	3,465,000	2,888,771
Neuberger Berman Loan Advisers CLO 55 Ltd.	14.90%	04/22/2038	4,600,000	3,818,920
Niagara Park CLO Ltd.	14.33%	07/17/2032	2,648,000	1,720,141
Niagara Park CLO Ltd.(e)	15.80%	01/17/2038	225,000	200,205
NYACK Park CLO Ltd.	16.07%	10/20/2034	1,000,000	708,300
Oak Hill Credit Partners X-R Ltd.	14.39%	04/20/2034	9,091,692	3,753,960
Oaktree CLO 2022-3 Ltd.	17.01%	10/15/2037	10,000,000	7,177,000
OCP CLO 2022-24 Ltd.	15.56%	10/20/2037	7,445,299	5,590,675
OCP CLO 2024-38 Ltd.(e)	15.01%	01/21/2038	5,000,000	4,275,000
OHA Credit Partners XI Ltd.	16.23%	04/20/2037	4,003,000	2,483,461
OHA Credit Partners XII Ltd.	13.40%	04/23/2037	13,537,295	8,577,230
OHA Credit Partners XIII Ltd.	19.81%	10/21/2034	1,600,000	1,223,040
Palmer Square CLO 2024-2 Ltd.	11.86%	07/20/2037	4,000,000	3,494,400
Point Au Roche Park CLO Ltd.	13.72%	07/20/2034	5,000,000	2,945,500
Rad CLO 12 Ltd.	19.55%	10/30/2034	4,500,000	2,792,700
Recette CLO Ltd.	2.85%	04/20/2034	10,400,000	2,667,730
Recette CLO Ltd.(d)(e)	N/A	04/20/2034	10,400,000	171,878
Regatta XIX Funding Ltd.	18.38%	04/20/2035	10,017,000	7,920,442
Regatta XVIII Funding Ltd.	13.14%	01/15/2034	7,175,322	4,517,583
Regatta XXIV Funding Ltd.	10.94%	01/20/2035	5,000,000	2,833,500
Regatta XXVII Funding Ltd.	14.71%	04/26/2037	6,000,000	4,858,800
Rockland Park CLO Ltd.(e)	172.59%	04/20/2034	9,750,000	101,895
Rockland Park CLO Ltd.(e)	178.54%	04/20/2034	9,750,000	27,651
Rockland Park CLO Ltd.	12.85%	04/20/2034	9,750,000	5,426,850
RR 19 Ltd.	13.41%	10/15/2035	7,500,000	5,478,000
RR 2 Ltd.	13.87%	10/15/2117	9,358,000	4,314,038
RR 25 Ltd.	13.79%	10/15/2037	9,780,000	6,565,314
Sixth Street CLO XVI Ltd.	12.87%	10/20/2032	8,000,000	5,030,400
Sixth Street CLO XVII Ltd.	9.73%	01/20/2034	1,100,000	723,250
Sixth Street CLO XXIV Ltd.	12.08%	04/23/2037	7,500,000	5,636,250
Sixth Street CLO XXV Ltd.	12.98%	07/24/2037	7,000,000	6,017,032
THL Credit Wind River 2018-2 CLO Ltd.	1.86%	07/15/2030	3,031,000	398,042
THL Credit Wind River 2018-3 CLO Ltd.	6.68%	01/20/2031	3,000,000	997,244
Thompson Park CLO Ltd.	20.73%	04/15/2034	4,000,000	2,964,400
TICP CLO XV Ltd.	17.63%	04/20/2033	15,500,000	11,061,575

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 62.24%(a)(c)(Continued)
Unity-Peace Park CLO Ltd.	16.72%	04/20/2035	$4,000,000	$2,450,800
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $348,062,143)				307,809,043

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 2.14%(a) Chemicals - 0.24%
Herens Holdco S.a.r.l., Senior Secured Bond	4.75%	05/15/2028	444,000	408,238
Illuminate Buyer LLC, Senior Unsecured Bond	9.00%	07/01/2028	750,000	759,375
				1,167,613
Diversified Telecommunication Services - 0.49%
Altice Financing S.A., Senior Secured Bond	5.75%	08/15/2029	1,197,000	876,802
Altice France S.A., Senior Secured Bond	5.50%	10/15/2029	667,000	506,709
Consolidated Communications, Inc., Senior Secured Bond	5.00%	10/01/2028	1,125,000	1,046,263
				2,429,774
Electronic Equipment, Instruments & Components - 0.03%
Coherent Corp., Senior Unsecured Bond	5.00%	12/15/2029	146,000	139,232
Health Care Equipment & Supplies - 0.13%
Medline Borrower, LP, Senior Secured Bond	3.88%	04/01/2029	727,000	672,585
Health Care Technology - 0.27%
AthenaHealth Group, Inc., Senior Unsecured Bond	6.50%	02/15/2030	1,411,000	1,340,612
Hotels, Restaurants & Leisure - 0.32%
Fertitta Entertainment LLC, Senior Unsecured Bond	6.75%	01/15/2030	328,000	302,304
Hilton Grand Vacations Borrower Escrow LLC, Senior Unsecured Bond	5.00%	06/01/2029	529,000	497,475
Scientific Games Holdings LP, Senior Unsecured Bond	6.63%	03/01/2030	205,000	196,061
SeaWorld Parks & Entertainment, Inc., Senior Unsecured Bond	5.25%	08/15/2029	600,000	572,213
				1,568,053
Industrial Conglomerates - 0.10%
MajorDrive Holdings IV, LLC, Senior Unsecured Bond	6.38%	06/01/2029	545,000	480,531
Insurance - 0.14%
Alliant Holdings Intermediate, LLC, Senior Secured Bond	4.25%	10/15/2027	750,000	715,052
Professional Services - 0.42%
Conduent Business Services LLC, Senior Secured Bond	6.00%	11/01/2029	2,176,000	2,072,708
TOTAL CORPORATE BONDS (Cost $11,379,232)				10,586,160

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 0.49%(b)
Building Products - 0.10%
Icebox Holdco III, Inc., Initial	3M SOFR + 6.75%	12/21/2029	468,750	473,049
Construction & Engineering - 0.06%
DG Investment Intermediate Holdings 2, Inc., Initial	1M SOFR + 6.75%	03/30/2029	292,804	290,608
Diversified Consumer Services - 0.02%
TruGreen LP, Initial	3M SOFR + 8.50%	11/02/2028	125,392	110,762
Diversified Financial Services - 0.05%
Nexus Buyer LLC, Initial	1M SOFR + 6.25%	11/05/2029	245,536	244,789
Electronic Equipment, Instruments & Components - 0.01%
Infinite Bidco LLC, Initial	3M SOFR + 7.00%	03/02/2029	69,869	61,485
Insurance - 0.22%
Asurion, LLC, New B-4	1M SOFR + 5.25%	01/20/2029	1,104,603	1,063,522
Software - 0.03%
EagleView Technology Corp., TL	3M SOFR + 7.50%	08/14/2026	198,167	148,626
TOTAL SECURED SECOND LIEN LOANS (Cost $2,489,900)				2,392,841

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)
Aerospace & Defense - 1.25%
Arcline FM Holdings, LLC, 2024-2 New	6M SOFR + 4.50%	06/23/2028	$503,803	$506,252
Chromalloy Corp., Initial	3M SOFR + 3.75%	03/27/2031	1,231,527	1,231,748
Peraton Corp., Term B	1M SOFR + 3.75%	02/01/2028	293,397	272,431
Signia Aerospace, Initial	3M SOFR + 3.00%	12/11/2031	2,991,919	2,986,324
Spirit AeroSystems, Inc., Initial	3M SOFR + 4.50%	01/15/2027	112,076	112,917
Transdigm, Inc., Tranche J	3M SOFR + 2.50%	02/28/2031	1,080,142	1,081,600
				6,191,272
Air Freight & Logistics - 0.60%
Apple Bidco, LLC, Amendment No.1	1M SOFR + 3.50%	09/22/2028	524,751	527,705
Lasership, Inc., Tranche A	3M SOFR + 6.25%	01/02/2029	537,161	558,314
Lasership, Inc., Tranche B	3M SOFR + 4.50%	08/10/2029	1,511,827	1,141,430
Lasership, Inc., Tranche C	3M SOFR + 7.00%	01/02/2029	729,473	573,854
Lasership, Inc., Tranche E	3M SOFR + 7.50%	08/10/2029	465,412	170,653
				2,971,956
Auto Components - 0.96%
Dealer Tire, LLC, Term B-4	1M SOFR + 3.50%	07/02/2031	2,011,931	2,011,931
First Brands Group LLC, 2022-II Incremental	3M SOFR + 5.00%	03/30/2027	1,355,799	1,266,831
LS Group OpCo Acquisition LLC, Term B	1M SOFR + 3.00%	04/23/2031	181,808	182,546
LTR Intermediate Holdings, Inc., Initial	1M SOFR + 4.50%	05/05/2028	359,840	352,644
Madison Safety and Flow, Initial	1M SOFR + 3.25%	09/26/2031	939,374	945,536
				4,759,488
Automobiles - 1.85%
Belron Finance 2019 LLC, 2031 Incremental	3M SOFR + 2.75%	10/16/2031	2,753,086	2,775,468
Belron Finance 2019 LLC, 2031 Incremental	1M SOFR + 3.00%	12/01/2027	1,780,669	1,794,024
RealTruck Intermediate Holdings, Inc., Initial	1M SOFR + 3.50%	01/31/2028	994,832	963,017
RVR Dealership Holdings, LLC, TL	1M SOFR + 3.75%	02/08/2028	984,531	926,158
Tenneco, Inc., Term A	3M SOFR + 4.75%	11/17/2028	496,203	477,982
Tenneco, Inc., Term B	3M SOFR + 5.00%	11/17/2028	1,076,970	1,044,036
The Hertz Corp., 2023 Incremental	1M SOFR + 3.75%	06/30/2028	25,134	22,638
Truck Hero, Inc., Incremental	1M SOFR + 5.00%	01/31/2028	172,006	172,436
Wand NewCo 3, Inc., Tranche B-1	1M SOFR + 3.25%	01/30/2031	948,052	950,962
				9,126,721
Beverages - 0.15%
Triton Water Holdings, Inc., 2024 Incremental	3M SOFR + 4.00%	03/31/2028	595,152	599,800
Triton Water Holdings, Inc., Initial	3M SOFR + 3.25%	03/31/2028	119,506	120,298
				720,098
Building Products - 3.40%
AI Aqua Merger Sub, Inc., 2025 Refinancing Term B	1M SOFR + 3.00%	07/31/2028	748,192	748,192
AI Aqua Merger Sub, Inc., Initial Term B	1M SOFR + 3.50%	07/31/2028	2,425,640	2,425,640
Chariot Buyer LLC, Initial	1M SOFR + 3.25%	11/03/2028	1,039,499	1,044,437
Cornerstone Building Brands, Inc., Initial	1M SOFR + 5.63%	08/01/2028	498,728	488,504
Cornerstone Building Brands, Inc., Tranche B	1M SOFR + 3.25%	04/12/2028	1,359,344	1,295,115
Cornerstone Building Brands, Inc., Tranche C	1M SOFR + 4.50%	05/15/2031	298,689	286,929
Foundation Building Materials, Inc., Initial	3M SOFR + 3.25%	01/31/2028	218,255	214,617
Groundworks, LLC, Delayed Draw(f)	1M SOFR + 3.25%	03/14/2031	44,112	45,283
Groundworks, LLC, Initial	1M SOFR + 3.25%	03/14/2031	1,494,210	1,500,561
Hobbs & Associates, LLC, Closing Date	1M SOFR + 3.25%	07/23/2031	617,055	619,560
Hobbs & Associates, LLC, Delayed Draw	3M SOFR + 3.25%	07/23/2031	61,551	61,801
Icebox Holdco III, Inc., Initial	3M SOFR + 3.50%	12/22/2028	1,060,281	1,066,781
Kodiak Building Partners, Initial	1M SOFR + 3.75%	11/26/2031	627,059	626,833
LHS Borrower, LLC, Initial	1M SOFR + 4.75%	02/16/2029	460,736	438,657
Park River Holdings, Inc., Initial	3M SOFR + 3.25%	12/28/2027	659,647	642,331
TAMKO Building Products, LLC, 2024	1M SOFR + 2.75%	09/20/2030	888,150	894,260
White Cap Buyer, LLC, Tranche C	1M SOFR + 3.25%	10/19/2029	3,430,165	3,433,012
Wilsonart International, Initial	3M SOFR + 4.25%	08/05/2031	986,687	987,802
				16,820,315
Capital Markets - 0.53%
Citadel Securities LP, 2024-1	3M SOFR + 2.00%	10/31/2031	1,263,606	1,266,474
Hudson River Trading LLC, Term B-1	1M SOFR + 3.00%	03/18/2030	1,340,319	1,343,670
				2,610,144

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Chemicals - 3.64%
CP Iris Holdco I, Inc., Initial	1M SOFR + 3.50%	10/02/2028	$428,290	$430,298
Derby Buyer LLC, Second Amendment	1M SOFR + 3.00%	11/01/2030	674,540	676,226
Discovery Purchaser Corp., Initial	3M SOFR + 4.38%	10/04/2029	1,672,903	1,680,431
Herens Holdco S.a.r.l., Facility B	3M SOFR + 3.92%	07/03/2028	1,394,329	1,365,020
Hexion Holdings Corp., 2024 Refinancing	1M SOFR + 4.00%	03/15/2029	2,073,644	2,072,026
Ineos Finance LLC, 2030 TL	1M SOFR + 3.25%	02/18/2030	873,100	876,217
Ineos Quattro Holdings UK Ltd., 2029 Tranche B	1M SOFR + 4.25%	04/02/2029	656,798	660,903
Ineos US Finance LLC, 2031 Repriced	1M SOFR + 3.00%	02/07/2031	1,251,275	1,259,884
Ineos US Petrochem LLC, 2031 Tranche B	1M SOFR + 4.25%	10/07/2031	94,918	95,748
Lummus Technology Holdings V LLC, Amendment No. 2 Refinancing Term B Commitement	1M SOFR + 3.00%	12/31/2029	2,188,686	2,203,744
New Arclin U.S. Holding Corp., TL	1M SOFR + 3.50%	09/30/2028	373,576	375,306
Nouryon USA LLC, Repriced 2024 B-1	6M SOFR + 3.25%	04/03/2028	269,975	271,579
Nouryon USA LLC, Repriced 2024 B-2	6M SOFR + 3.25%	04/03/2028	602,590	608,869
Olympus Water US Holding Corp., Term B-6	3M SOFR + 3.00%	06/20/2031	1,032,902	1,035,164
PMHC II, Inc., Initial	3M SOFR + 4.25%	04/23/2029	1,415,225	1,392,822
USALCO, LLC, Initial	1M SOFR + 4.00%	09/30/2031	1,267,811	1,275,734
Wesco Group LLC, Initial Term B	3M SOFR + 3.00%	10/09/2031	386,235	387,683
Windsor Holdings III, LLC, 2024 Refinancing Term B	1M SOFR + 3.50%	08/01/2030	1,331,633	1,345,668
				18,013,322
Commercial Services & Supplies - 3.26%
Allied Universal Holdco LLC, Initial	1M SOFR + 3.75%	05/12/2028	2,896,793	2,903,775
AmSpec Parent, LLC, Closing Date TL	1M SOFR + 4.25%	12/12/2031	637,567	640,755
Ankura Consulting Group LLC, 2024-2 Repricing	3M SOFR + 3.50%	12/17/2031	1,615,745	1,615,745
Belfor USA Group, Inc., Initial Tranche B-1	1M SOFR + 3.75%	11/01/2030	1,288,537	1,301,422
First Advantage Holdings, LLC, 2024 TL	1M SOFR + 3.25%	10/31/2031	3,615,989	3,651,028
Garda World Security Corp., Tenth Additional	1M SOFR + 3.50%	02/01/2029	1,427,120	1,429,803
GBT US III LLC, Restatement Date	3M SOFR + 3.00%	07/25/2031	1,779,686	1,786,360
Genuine Financial Holdings, LLC, 2024 Incremental	1M SOFR + 4.00%	09/27/2030	1,650,088	1,666,589
The Action Environmental Group, Inc., 2024-1 Incremental Delayed Draw(f)	1M SOFR + 2.00%	10/24/2030	53,712	56,397
The Action Environmental Group, Inc., Initial	3M SOFR + 3.75%	10/24/2030	1,063,454	1,074,088
				16,125,962
Communications Equipment - 0.53%
Casa Systems, Inc., Superpriority(g)	6M SOFR + 6.50%	12/20/2027	517,015	847
Commscope, Inc., Initial	1M SOFR + 5.50%	12/18/2029	866,482	875,693
Global Tel Link Corp., Initial	1M SOFR + 7.50%	08/06/2029	943,581	919,992
Gogo Intermediate Holdings LLC, Initial	1M SOFR + 3.75%	04/30/2028	892,457	845,228
				2,641,760
Construction & Engineering - 1.37%
Brand Industrial Services, Inc., Tranche C	3M SOFR + 4.50%	08/01/2030	1,893,370	1,837,118
DG Investment Intermediate Holdings 2, Inc., Closing Date Initial	1M SOFR + 3.75%	03/31/2028	2,250,656	2,268,481
Michael Baker Intl., Initial	1M SOFR + 4.75%	12/01/2028	549,768	551,488
TRC Companies LLC, Initial	1M SOFR + 3.50%	12/08/2028	2,104,062	2,119,842
				6,776,929
Construction Materials - 0.23%
LSF12 Crown US Commercial Bidco LLC, TL	1M SOFR + 4.25%	12/02/2031	604,993	602,349
Mativ Holdings, Inc., Term B	1M SOFR + 3.75%	04/20/2028	155,960	154,790
Smyrna Ready Mix Concrete, LLC, 2023	1M SOFR + 3.50%	04/02/2029	359,961	363,561
				1,120,700
Containers & Packaging - 1.65%
Anchor Packaging, LLC, Amendment No. 5	1M SOFR + 3.25%	07/18/2029	537,508	539,749
Berlin Packaging LLC, 2024-2 Replacement	3M SOFR + 3.50%	06/07/2031	254,488	255,760
Clydesdale Acquisition Holdings, Inc., Term B	1M SOFR + 3.18%	04/13/2029	2,258,467	2,260,861
LABL, Inc., Initial	1M SOFR + 5.00%	10/29/2028	942,722	909,633
Pelican Products, Inc., Initial	3M SOFR + 4.25%	12/29/2028	476,528	426,969
Proampac PG Borrower LLC, 2024-1	3M SOFR + 4.00%	09/15/2028	916,455	918,288
RLG Holdings, LLC, Closing Date Initial	1M SOFR + 4.25%	07/07/2028	1,623,170	1,596,794
Sabert Corp., Term B	1M SOFR + 3.00%	12/10/2026	939,014	943,709
Tricorbraun Holdings, Inc., Closing Date Initial	1M SOFR + 3.25%	03/03/2028	313,923	313,411
				8,165,174

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Distributors - 0.76%
Aramsco Parent, Inc., Closing Date Initial	3M SOFR + 4.75%	10/10/2030	$689,886	$639,297
Aramsco Parent, Inc., Initial Delayed Draw Term Commitment(f)	3M SOFR + 4.75%	10/10/2030	48,498	39,607
BCPE Empire Holdings, Inc., Amendment No. 7 Refinancing	1M SOFR + 3.50%	12/11/2028	3,047,760	3,060,469
				3,739,373
Diversified Consumer Services - 2.37%
Cast & Crew Payroll, LLC, Incremental Facility No. 2 Incremental	1M SOFR + 3.75%	12/29/2028	450,908	436,326
EP Purchaser, LLC, 2023 Incremental	3M SOFR + 4.50%	11/06/2028	397,462	398,456
EP Purchaser, LLC, Closing Date TL	3M SOFR + 3.50%	11/06/2028	504,683	501,609
KUEHG Corp., 2024 Refinancing	3M SOFR + 3.25%	06/12/2030	438,701	442,698
Learning Care Group No. 2, Inc., 2024 Refinancing	3M SOFR + 4.00%	08/11/2028	1,682,959	1,697,164
LifeMiles Ltd., Initial	3M SOFR + 5.25%	08/30/2026	56,862	56,791
LifeMiles Ltd. and LifeMiles US Finance LLC, Incremental TL	3M SOFR + 5.25%	08/30/2026	158,922	158,723
Sabre GLBL, Inc., 2021 Term B-1	1M SOFR + 3.50%	12/17/2027	176,906	171,598
Sabre GLBL, Inc., 2021 Term B-2	1M SOFR + 3.50%	12/17/2027	278,853	270,487
Sabre GLBL, Inc., 2022 Term B	1M SOFR + 4.25%	06/30/2028	62,206	60,301
Sabre GLBL, Inc., 2022 Term B-2	1M SOFR + 5.00%	06/30/2028	58,182	56,557
Seren BidCo AB, Facility B6	1M SOFR + 3.50%	11/16/2028	150,886	151,829
Spin Holdco, Inc., Initial	3M SOFR + 4.00%	03/04/2028	2,134,116	1,792,167
Staples, Inc., Closing Date	3M SOFR + 5.75%	09/04/2029	271,048	258,556
Stubhub Holdings, Inc., Extended Term B	1M SOFR + 4.75%	03/15/2030	1,151,333	1,151,816
The Knot Worldwide, Inc., Amendment No. 5	1M SOFR + 3.75%	01/31/2028	1,087,588	1,092,351
Tripadvisor, Inc., Initial Term B Loan	1M SOFR + 2.75%	07/08/2031	882,785	887,199
TruGreen LP, Second Refinancing	1M SOFR + 4.00%	11/02/2027	176,399	171,327
WestJet Loyalty LP, Initial	3M SOFR + 3.25%	02/14/2031	1,964,079	1,970,050
				11,726,005
Diversified Financial Services - 5.37%
Ascensus Holdings, Inc., Amendment No. 4 Replacement	1M SOFR + 3.00%	08/02/2028	1,484,732	1,495,868
BCPE Pequod Buyer, Inc., Initial	1M SOFR + 3.50%	11/25/2031	1,837,403	1,850,853
Blackhawk Network Holdings, Inc., Term B-1	1M SOFR + 5.00%	03/12/2029	2,304,965	2,330,481
Boost Newco Borrower, LLC, Term B-1	3M SOFR + 2.50%	01/31/2031	2,564,671	2,574,827
Citco Funding LLC, 2024 TL	6M SOFR + 2.75%	04/27/2028	778,108	783,524
CoreLogic, Inc., Initial	1M SOFR + 3.50%	06/02/2028	2,596,841	2,560,667
First Eagle Holdings, Inc., Refinancing TL	3M SOFR + 3.00%	03/05/2029	1,279,431	1,280,569
FNZ USA FINCO, LLC, Initial	3M SOFR + 5.00%	11/05/2031	1,317,990	1,283,393
Focus Financial Partners, Initial	1M SOFR + 3.25%	09/11/2031	2,711,588	2,734,284
Galaxy US Opco, Inc., Initial	3M SOFR + 4.75%	04/29/2029	57,652	51,022
Grant Thornton Advisors LLC, Initial	1M SOFR + 3.25%	06/02/2031	3,474,974	3,472,124
Hightower Holdings, LLC, Amendment No. 7	3M SOFR + 3.50%	04/21/2028	1,336,102	1,341,112
Janney Montgomery Scott, Initial	3M SOFR + 3.25%	11/28/2031	1,141,077	1,152,488
Nexus Buyer, LLC, Amendment No. 7 Refinancing	1M SOFR + 4.00%	07/31/2031	3,615,107	3,624,145
				26,535,357
Diversified Telecommunication Services - 2.48%
Altice France S.A., Term B-14 Refinancing	3M SOFR + 5.50%	08/15/2028	1,707,379	1,365,476
Directv Financing, LLC, Closing Date	3M SOFR + 5.00%	08/02/2027	883,495	885,023
LCPR Loan Financing LLC, 2021 Additional	1M SOFR + 3.75%	10/16/2028	58,979	52,712
Syniverse Holdings, LLC, Initial	3M SOFR + 7.00%	05/13/2027	895,561	896,493
Viasat, Inc., Incremental	1M SOFR + 4.50%	05/30/2030	375,249	334,324
Viasat, Inc., Initial	1M SOFR + 4.50%	03/02/2029	901,146	808,553
Virgin Media Bristol LLC, Facility Y	6M SOFR + 3.18%	03/31/2031	1,109,170	1,096,836
Wide Open West Finance, LLC, First Out	3M SOFR + 7.00%	12/11/2028	680,515	707,736
Wide Open West Finance, LLC, Second Out	3M SOFR + 3.00%	12/11/2028	1,258,820	1,127,437
Windstream Services, LLC, Incremental TL	1M SOFR + 4.75%	10/01/2031	1,917,501	1,941,470
Zacapa S.a.r.l., Initial	3M SOFR + 3.75%	03/22/2029	3,046,416	3,061,100
				12,277,160
Electric Utilities - 0.33%
Talen Energy Supply, LLC, 2024-1 Incremental Term B	3M SOFR + 2.50%	12/12/2031	615,079	616,617
Talen Energy Supply, LLC, Initial Term B	3M SOFR + 2.50%	05/17/2030	1,011,018	1,013,829
				1,630,446

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Electronic Equipment, Instruments & Components - 0.19%
Mavenir Systems, Inc, November II Initial	6M SOFR + 10.00%	01/31/2025	$54,323	$54,323
Mavenir Systems, Inc., December New Initial TL	6M SOFR + 10.00%	01/31/2025	40,490	40,490
Mavenir Systems, Inc., Delayed Draw	6M SOFR + 10.00%	01/31/2025	9,438	9,438
Mavenir Systems, Inc., Initial TL	3M SOFR + 4.75%	08/18/2028	476,514	331,773
Mavenir Systems, Inc., New Initial TL	6M SOFR + 10.00%	01/31/2025	29,321	29,321
Mavenir Systems, Inc., November Initial TL	6M SOFR + 10.00%	01/31/2025	14,261	14,261
Natel Engineering Co., Inc., Initial	1M SOFR + 6.25%	04/30/2026	493,984	463,520
				943,126
Food & Staples Retailing - 0.36%
Apro, LLC, 2024 Initial	3M SOFR + 3.75%	07/09/2031	711,484	717,709
EG America, LLC, Facility B	1M SOFR + 4.25%	02/07/2028	251,435	253,367
Upbound Group, Inc., Initial	3M SOFR + 2.75%	02/17/2028	828,821	828,821
				1,799,897
Food Products - 0.23%
Aspire Bakeries Holdings LLC, Initial	1M SOFR + 4.25%	12/23/2030	798,780	804,771
Pacific Bells, LLC, Initial Term B-1	3M SOFR + 4.00%	11/10/2028	355,972	355,794
				1,160,565
Gas Utilities - 0.28%
Prairie Acquiror LP, Initial Term B-3	1M SOFR + 4.25%	08/01/2029	1,389,565	1,398,250
Health Care Equipment & Supplies - 1.12%
Bausch & Lomb Corp., First Incremental TL	3M SOFR + 4.00%	09/29/2028	1,375,446	1,380,605
Bausch & Lomb Corp., Initial	1M SOFR + 3.25%	05/10/2027	2,146,769	2,152,908
Curium BidCo S.a.r.l., Second 2024 Additional Term Facility	3M SOFR + 3.50%	07/31/2029	992,294	1,001,601
Hanger, Inc., Initial	1M SOFR + 3.50%	10/23/2031	562,778	567,703
Zest Acquisition Corp., Term B-1	3M SOFR + 5.25%	02/08/2028	434,488	438,290
				5,541,107
Health Care Providers & Services - 4.61%
AEA International Holdings, New TL	3M SOFR + 2.75%	09/07/2028	210,766	211,820
Azalea Topco, Inc., 2024 Refinancing	1M SOFR + 3.25%	04/30/2031	2,059,937	2,063,810
Cambrex Corp., Tranche B-2	1M SOFR + 3.50%	12/04/2026	246,630	246,277
Charlotte Buyer, Inc., First Refinancing	1M SOFR + 4.75%	02/11/2028	229,507	230,712
CHG Healthcare Services, Inc., 2024 TL	3M SOFR + 3.50%	09/29/2028	1,123,527	1,131,481
CHG Healthcare Services, Inc., Amendment No. 5 Refinancing	3M SOFR + 3.00%	09/29/2028	6,885	6,902
Cotiviti, Inc., Floating Rate TL	1M SOFR + 2.75%	05/01/2031	1,068,852	1,073,533
Covetrus, Inc., Initial	3M SOFR + 5.00%	10/13/2029	1,225,977	1,176,252
ExamWorks Group, Inc., Initial	1M SOFR + 3.25%	11/01/2028	303,244	304,117
EyeCare Partners, LLC, Tranche B	3M SOFR + 3.61%	11/30/2028	866,607	670,538
Global Medical Response, Inc., 2024 Extended TL	1M SOFR + 0.75%	10/31/2028	1,629,205	1,632,268
Hunter US Bidco, Inc., Initial	3M SOFR + 4.25%	08/19/2028	474,011	467,493
Ingenovis Health, Inc., Initial	3M SOFR + 4.25%	03/06/2028	1,129,203	653,052
Lifepoint Health, Inc., 2024 Refinancing	3M SOFR + 3.75%	05/17/2031	3,624,874	3,634,951
Outcomes Group Holdings, Inc., 2024 Replacement	1M SOFR + 3.25%	05/06/2031	698,188	704,821
Phoenix Guarantor, Inc., Tranche B-5	1M SOFR + 2.50%	02/21/2031	1,986,534	1,991,759
Phoenix Newco, Inc., Fifth Amendment	1M SOFR + 3.00%	11/15/2028	542,278	545,440
Sharp Services, LLC, Tranche D	3M SOFR + 3.25%	12/31/2028	740,211	746,229
Solaris US BidCo, LLC, Initial	3M SOFR + 5.25%	11/29/2030	1,757,108	1,686,823
Southern Veterinary Partners, LLC, 2024-3	3M SOFR + 3.25%	12/04/2031	2,235,811	2,249,226
Summit Behavioral Health, LLC, Tranche B-1	3M SOFR + 4.25%	11/24/2028	1,055,991	844,793
WCG Purchaser Holdings Corp., 2024 Refinancing	1M SOFR + 3.50%	01/08/2027	524,552	526,236
				22,798,533
Health Care Technology - 2.39%
AthenaHealth Group, Inc., Initial	1M SOFR + 3.25%	02/15/2029	3,335,644	3,339,213
Ensemble RCM, LLC, Term B	3M SOFR + 3.00%	08/01/2029	2,316,266	2,331,044
Gainwell Acquisition Corp., Term B	3M SOFR + 4.00%	10/01/2027	2,461,538	2,378,806
Raven Acquisition Holdings, LLC, Initial	1M SOFR + 3.25%	11/19/2031	1,185,449	1,187,381
Zelis Payments Buyer, Inc. & Zelis Cost Management Buyer, Inc., Amendment No. 5	1M SOFR + 3.25%	11/26/2031	2,557,832	2,564,226
				11,800,670

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Hotels, Restaurants & Leisure - 4.39%
19th Holdings Golf, LLC, Initial	1M SOFR + 3.25%	02/07/2029	$1,351,664	$1,326,888
Aimbridge Acquisition Co., Inc., Incremental	3M SOFR + 4.75%	02/02/2026	241,800	155,961
Alterra Mountain Co., Series B-7	1M SOFR + 3.00%	05/31/2030	394,469	397,183
Arcis Golf, LLC, Amendment No. 2	1M SOFR + 3.75%	11/24/2028	562,791	569,122
BCPE Grill Parent, Inc., Initial	1M SOFR + 4.75%	09/30/2030	1,030,065	1,007,537
Bulldog Purchaser, Inc., 2024	1M SOFR + 3.75%	06/30/2031	289,820	291,510
Bulldog Purchaser, Inc., Initial	3M SOFR + 4.25%	06/30/2031	1,165,386	1,172,180
Catawba Nation Gaming Authority, Term B	1M SOFR + 4.75%	12/16/2031	1,193,096	1,195,339
ClubCorp Holdings, Inc., Term B-2	3M SOFR + 5.00%	09/18/2026	887,376	888,858
Dave & Buster's, Inc., 2024 Incremental Term B	1M SOFR + 3.25%	11/01/2031	1,010,606	989,131
Dave & Buster's, Inc., 2024 Refinancing Term B	1M SOFR + 3.25%	06/29/2029	446,565	437,915
Entain PLC, Facility B3	3M SOFR + 2.75%	10/31/2029	738,097	739,632
Fertitta Entertainment, LLC, Initial B TL	1M SOFR + 3.50%	01/27/2029	1,206,584	1,210,059
Fitness International, LLC, Term B	1M SOFR + 5.25%	02/12/2029	979,791	984,690
Horizon Midco 2 Ltd., Term B	1M SOFR + 4.75%	12/18/2031	1,497,595	1,488,235
Kingpin Intermediate Holdings LLC, Amendment No. 8	1M SOFR + 3.50%	02/08/2028	959,777	960,977
LC Ahab US Bidco LLC, Initial	1M SOFR + 3.00%	05/01/2031	652,938	657,431
MIC Glen LLC, Incremental	1M SOFR + 4.25%	07/21/2028	383,371	385,288
Motion Finco, LLC, Facility B3	3M SOFR + 3.50%	11/12/2029	2,541,888	2,510,114
Ontario Gaming GTA LP, Term B	3M SOFR + 4.25%	08/01/2030	1,050,119	1,051,621
Playa Hotels & Resorts B.V., TLB, 2022	1M SOFR + 2.75%	01/05/2029	1,201,459	1,201,591
Recess Holdings, Inc., Initial Amendment No. 3	3M SOFR + 4.50%	02/20/2030	225,018	226,917
Tacala, LLC, Amendment No. 2 Replacement	1M SOFR + 3.50%	01/31/2031	206,636	207,840
Topgolf Callaway Brands Corp., Initial	1M SOFR + 3.00%	03/15/2030	417,893	415,628
Travel + Leisure Co., 2024 B-1 Incremental	3M SOFR + 2.50%	12/14/2029	487,849	488,766
Wyndham Destinations 12/23 TLB, 2023 Incremental	1M SOFR + 3.25%	12/14/2029	752,978	754,394
				21,714,807
Household Durables - 0.85%
Fender Musical Instruments Corp., Initial	1M SOFR + 4.00%	12/01/2028	189,458	184,841
Hunter Douglas, Inc., Tranche B-1	3M SOFR + 3.50%	02/26/2029	2,477,227	2,471,034
Mattress Firm, Inc., TL	6M SOFR + 4.25%	09/25/2028	578,966	578,120
TGP Holdings III LLC, Closing Date	1M SOFR + 3.25%	06/29/2028	386,737	376,060
Weber-Stephen Products LLC, 2022 Incremental	1M SOFR + 4.25%	10/30/2027	133,605	133,104
Weber-Stephen Products LLC, Initial Term B	1M SOFR + 3.25%	10/30/2027	481,571	479,312
				4,222,471
Household Products - 0.24%
American Greetings Corp., Tranche C	1M SOFR + 5.75%	10/30/2029	1,159,593	1,165,182
Independent Power/Renewable Electricity Producers - 2.16%
Alpha Generation, LLC, Initial Term B	1M SOFR + 2.75%	09/30/2031	2,414,016	2,427,897
Carroll County Energy LLC, TL	3M SOFR + 4.00%	06/30/2031	611,860	615,873
Compass Power Generation, LLC, Tranche B-3	1M SOFR + 3.75%	04/14/2029	460,265	462,999
Cornerstone Generation LLC, Term Loan B	1M SOFR + 3.25%	10/28/2031	562,954	567,176
Hamilton Projects Acquiror, LLC, TL	1M SOFR + 3.75%	05/31/2031	733,867	738,109
Hunterstown Generation, LLC, TL	3M SOFR + 3.50%	11/06/2031	494,452	497,171
Lightning Power LLC, Initial Term B	1M SOFR + 3.25%	08/18/2031	3,222,483	3,254,708
South Field Energy LLC, Term Loan B	3M SOFR + 3.75%	08/29/2031	901,658	906,914
South Field Energy LLC, Term Loan C	3M SOFR + 3.75%	08/29/2031	56,208	56,536
Thunder Generation Funding, LLC, Initial	3M SOFR + 3.00%	10/03/2031	1,169,568	1,175,779
				10,703,162
Industrial Conglomerates - 1.70%
CD&R Hydra Buyer, Inc., Initial	1M SOFR + 4.00%	03/25/2031	1,739,111	1,742,589
Cube Industrials Buyer, Inc., Initial	3M SOFR + 3.50%	10/17/2031	801,964	805,974
MajorDrive Holdings IV, LLC, 2022 Incremental	3M SOFR + 5.50%	06/01/2029	289,289	282,780
MajorDrive Holdings IV, LLC, Initial	3M SOFR + 4.00%	06/01/2028	247,077	240,371
SPX Flow, Inc., 2024 Refinancing	1M SOFR + 3.00%	04/05/2029	1,747,847	1,760,781
Star US Bidco LLC, Fifth Amendment Refinancing	1M SOFR + 3.75%	03/17/2027	1,129,406	1,133,642
TK Elevator Midco GmbH, Facility B2	6M SOFR + 3.50%	04/30/2030	2,405,795	2,421,745
				8,387,882

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Insurance - 5.46%
Acrisure LLC, 2024 Repricing Term B-6	1M SOFR + 3.00%	11/06/2030	$2,465,059	$2,464,295
Alliant Holdings Intermediate, LLC, Extended TLB-6	1M SOFR + 2.75%	09/19/2031	24,415	24,453
Ardonagh Group Finco Pty and Ardonagh Finco BV, Syndicated Facility B	6M SOFR + 3.75%	02/15/2031	2,383,881	2,395,800
AssuredPartners, Inc., 2024	1M SOFR + 3.50%	02/14/2031	2,649,975	2,653,446
Asurion, LLC, New B-12	1M SOFR + 4.25%	09/19/2030	978,231	974,738
Asurion, LLC, New B-9	1M SOFR + 3.25%	07/31/2027	1,241,448	1,237,376
Baldwin Risk Partners, LLC, Initial	1M SOFR + 3.25%	05/26/2031	1,860,508	1,868,657
BroadStreet Partners, Inc., Term B-4	1M SOFR + 3.00%	06/13/2031	2,378,513	2,384,340
Hub International Ltd., 2024-1 Incremental	3M SOFR + 2.75%	06/20/2030	321,154	322,760
Hyperion Refinance S.a.r.l., 2024-2 Refinancing	1M SOFR + 3.50%	04/18/2030	441,256	443,921
Hyperion Refinance S.a.r.l., 2024-3 Refinancing	1M SOFR + 3.00%	02/15/2031	3,016,797	3,033,932
IMA Financial Group, Inc., Initial	1M SOFR + 3.00%	11/01/2028	1,298,911	1,298,911
OneDigital Borrower LLC, Initial	1M SOFR + 3.25%	07/02/2031	4,097,098	4,102,342
Sedgwick Claims Management Services, Inc., 2023 TL	3M SOFR + 3.00%	07/31/2031	2,251,324	2,262,581
Summit Acquisition, Inc., Initial	3M SOFR + 3.75%	10/16/2031	282,805	284,219
TIH Insurance Holdings, LLC, Amendment No. 1 Replacement	3M SOFR + 2.75%	05/06/2031	1,223,713	1,225,622
				26,977,393
Internet and Catalog Retail - 0.11%
Shutterfly Finance, LLC, Exchanged Term B	3M SOFR + 4.00%	10/01/2027	619,040	541,660
IT Services - 0.93%
Ahead DB Holdings, LLC, Term B-3	3M SOFR + 3.50%	02/01/2031	958,272	963,284
Constant Contact, Inc., Initial	3M SOFR + 4.00%	02/10/2028	1,638,197	1,457,995
Escape Velocity Holdings, Inc, Initial	3M SOFR + 4.25%	10/08/2028	482,903	481,396
iSolved, Inc., Term B-2	1M SOFR + 3.25%	10/15/2030	517,067	522,884
Newfold Digital Holdings Group, Inc., Initial	1M SOFR + 3.50%	02/10/2028	653,231	435,215
Plano HoldCo, Inc., Closing Date	3M SOFR + 3.50%	10/02/2031	755,605	761,272
				4,622,046
Machinery - 1.69%
Element Materials Technology Group US Holdings, Inc., Initial Term B	3M SOFR + 3.75%	07/06/2029	1,114,858	1,119,741
Emrld Borrower LP, Incremental	3M SOFR + 2.50%	08/04/2031	3,846,664	3,857,896
Indicor, LLC, Tranche D	3M SOFR + 2.75%	11/22/2029	1,425,700	1,428,153
Johnstone Supply, LLC, Extended Term B-6	1M SOFR + 2.50%	06/09/2031	469,123	470,178
Pro Mach Group, Inc., Amendment No. 4	1M SOFR + 3.50%	08/31/2028	1,453,508	1,464,177
				8,340,145
Media - 1.83%
Aragorn Parent Corp., 2023 Replacement	1M SOFR + 4.00%	12/15/2028	1,076,543	1,083,002
Arches Buyer, Inc., Initial	1M SOFR + 3.25%	12/06/2027	1,250,000	1,219,100
Castle US Holding Corp., Initial	3M SOFR + 3.75%	01/29/2027	821,685	481,269
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing	1M SOFR + 4.00%	08/21/2028	1,250,000	1,255,725
Creative Artists Agency, LLC, 2024 Refinancing	1M SOFR + 2.75%	10/01/2031	2,777,258	2,787,284
Crown Finance US, Inc., Initial	1M SOFR + 5.25%	12/02/2031	258,076	257,753
Cumulus Media New Holdings, Inc., Initial	3M SOFR + 5.00%	05/02/2029	664,866	266,365
United Talent Agency, LLC, Term B	1M SOFR + 3.75%	07/07/2028	1,414,539	1,421,612
Univision Communications, Inc., 2024 Replacement	1M SOFR + 3.50%	01/31/2029	260,504	260,830
				9,032,940
Oil, Gas & Consumable Fuels - 1.71%
Bangl, LLC, Initial	3M SOFR + 4.50%	02/01/2029	1,035,495	1,041,646
BCP Renaissance Parent LLC, Initial Term B-6	3M SOFR + 3.00%	10/31/2028	1,158,690	1,166,175
EPIC Crude Services LP, Initial	3M SOFR + 3.00%	10/15/2031	431,724	435,118
Fleet U.S. Bidco, Inc., Facilty B2	6M SOFR + 2.75%	02/21/2031	757,225	761,011
New Fortress Energy, Inc., Initial	3M SOFR + 5.00%	10/30/2028	934,123	891,041
Par Petroleum, LLC, Initial	3M SOFR + 3.75%	02/28/2030	935,929	932,420
Permian Production Partners, LLC, Initial	1M SOFR + 6.00%	11/24/2025	25,351	25,098
Rockpoint Gas Storage Partners, Initial	3M SOFR + 3.50%	09/18/2031	1,166,462	1,172,878
Rosen Group, Initial	3M SOFR + 3.00%	03/26/2031	2,022,503	2,037,247
				8,462,634

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Personal Products - 0.33%
CNT Holdings I Corp., Initial Term B	3M SOFR + 3.50%	11/08/2027	$916,753	$921,648
KDC US Holdings, Inc., 2024	1M SOFR + 4.00%	08/15/2028	719,624	723,222
				1,644,870
Pharmaceuticals - 1.32%
Alvogen Pharma US, Inc., New Extended Loans	1M SOFR + 7.50%	06/30/2025	1,415,140	1,332,000
Amneal Pharmaceuticals LLC, Initial	1M SOFR + 5.50%	05/04/2028	2,973,257	3,052,554
Endo Finance Holdings, Inc., 2024 Refinancing	1M SOFR + 4.00%	04/23/2031	2,128,761	2,141,533
				6,526,087
Professional Services - 3.49%
AQ Carver Buyer, Inc., 2023 Refinancing	3M SOFR + 5.50%	08/02/2029	1,235,284	1,232,196
Armor Holdco, Inc., 2024 Refinancing	6M SOFR + 3.75%	12/11/2028	326,603	330,277
DS Admiral Bidco, LLC, Initial	1M SOFR + 4.25%	06/26/2031	2,182,307	2,111,382
Eisner Advisory Group, LLC, February 2024 Incremental	1M SOFR + 4.00%	02/28/2031	1,063,650	1,073,531
Nielsen Consumer, Inc., Ninth Amendment Refinancing	1M SOFR + 4.75%	03/06/2028	2,391,424	2,409,360
Omnia Partners, LLC, Initial	3M SOFR + 2.75%	07/25/2030	2,601,829	2,612,523
OVG Business Services, LLC, Term B	1M SOFR + 3.00%	06/25/2031	1,533,573	1,535,490
PEX Holdings LLC, Initial	1M SOFR + 2.75%	11/26/2031	520,940	522,894
Ryan, LLC, Initial	1M SOFR + 3.50%	11/14/2030	3,688,892	3,695,827
UST Global, Inc., Initial	1M SOFR + 2.89%	11/20/2028	553,508	554,892
Vaco Holdings, LLC, Initial	3M SOFR + 5.00%	01/21/2029	498,256	459,642
Wood Mackenzie, TL	3M SOFR + 3.50%	02/07/2031	707,545	712,852
				17,250,866
Real Estate Investment Trusts (REITs) - 0.32%
Starwood Property Mortgage, LLC, Initial	1M SOFR + 2.25%	11/18/2027	468,597	467,426
Starwood Property Mortgage, LLC, Term B-4	1M SOFR + 2.25%	12/12/2029	1,124,334	1,120,118
				1,587,544
Real Estate Management & Development - 0.44%
BIFM US Finance LLC, 2024-2	1M SOFR + 3.75%	05/31/2028	695,046	700,259
Cushman & Wakefield U.S. Borrower, LLC, 2024-2	1M SOFR + 3.00%	01/31/2030	30,234	30,309
Cushman & Wakefield U.S. Borrower, LLC, 2024-3	1M SOFR + 3.25%	01/31/2030	398,133	402,114
Forest City Enterprises, L.P., Replacement	1M SOFR + 3.50%	12/08/2025	1,068,045	1,044,313
				2,176,995
Road & Rail - 0.25%
Clue Opco LLC, Term B Loans	3M SOFR + 4.50%	12/19/2030	1,247,652	1,251,220
Software - 6.12%
Apex Group Treasury LLC, 2024 Refinancing TL	6M SOFR + 4.00%	07/27/2028	109,576	110,444
Apex Group Treasury LLC, TL	6M SOFR + 3.75%	07/27/2028	1,503,620	1,516,310
Central Parent, Inc., 2024 Refinancing	3M SOFR + 3.25%	07/06/2029	714,857	704,227
CommerceHub, Inc., Initial	3M SOFR + 4.00%	12/29/2027	800,378	757,605
Conservice Midco, LLC, Ninth Amendment Refinancing	1M SOFR + 3.50%	05/13/2027	1,530,614	1,540,180
Delta Topco, Inc., Second Amendment Refinancing	6M SOFR + 3.50%	11/30/2029	1,118,056	1,126,162
EagleView Technology Corp., Initial	3M SOFR + 3.50%	08/14/2025	773,495	730,227
Epicor Software Corp., Term F	1M SOFR + 2.75%	05/30/2031	383,955	386,393
Fiserv Investment Solutions, Inc., Initial	3M SOFR + 4.00%	02/18/2027	427,432	408,865
Flash Charm, Inc., Incremental TL	3M SOFR + 3.50%	03/02/2028	1,584,633	1,553,336
Flexera Software, LLC, Term B-3	3M SOFR + 3.00%	03/03/2028	748,419	752,633
Icon Parent, Inc., Initial	3M SOFR + 3.00%	11/13/2031	1,659,677	1,664,341
Javelin Buyer, Inc., TL	1M SOFR + 3.25%	10/08/2031	1,063,394	1,070,710
Magenta Buyer LLC, First Out	3M SOFR + 6.75%	07/27/2028	497,945	458,109
Magenta Buyer LLC, Second Out	3M SOFR + 1.50%	07/27/2028	383,563	225,661
Magenta Buyer LLC, Super Priority	3M SOFR + 6.25%	07/27/2028	142,199	144,644
Magenta Buyer LLC, Third Out	3M SOFR + 1.50%	07/27/2028	119,507	40,163
McAfee Corp., Tranche B-2	1M SOFR + 3.00%	03/01/2029	2,521,018	2,520,388
Planview Parent, Inc., 2024-B Incremental	3M SOFR + 3.50%	12/17/2027	1,564,133	1,573,533
Plusgrade, Inc., 2024 Replacement Initial	3M SOFR + 4.00%	03/03/2031	646,079	649,310
Project Alpha Intermediate Holding, Inc., 2024 Incremental	1M SOFR + 3.25%	10/28/2030	882,082	887,180
Project Boost Purchaser, LLC, Initial	3M SOFR + 3.50%	07/16/2031	2,497,660	2,512,421
Quartz AcquireCo, LLC, Term B-1	3M SOFR + 2.75%	06/28/2030	1,979,950	1,992,325
RealPage, Inc., 2024-1 Incremental	3M SOFR + 3.75%	04/24/2028	1,027,300	1,029,868
Skillsoft Finance II, Inc., Initial	1M SOFR + 5.25%	07/14/2028	349,675	304,168
UKG, Inc., 2024 Refinancing	3M SOFR + 3.00%	02/10/2031	1,016,698	1,023,144

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 75.65%(b)(Continued)
Software - 6.12% (continued)
Upland Software, Inc., Initial	1M SOFR + 3.75%	08/06/2026	$543,796	$532,920
VS Buyer, LLC, 2024-1 Initial TL	1M SOFR + 2.75%	04/12/2031	1,229,826	1,237,513
WebMD Health Corp. and MH SUB I, LLC, 2023	1M SOFR + 4.25%	05/03/2028	1,636,296	1,636,002
WebMD Health Corp. and MH SUB I, LLC, 2024 New TL	1M SOFR + 4.25%	12/01/2031	103,132	102,133
Zodiac Purchaser, LLC, Term B	1M SOFR + 3.50%	12/13/2031	1,055,472	1,050,194
				30,241,109
Specialty Retail - 0.37%
Franchise Group, Inc., Initial(g)	6M SOFR + 4.75%	03/10/2026	582,509	333,487
Franchise Group, Inc., New TL	1M SOFR + 9.00%	05/06/2025	186,935	186,935
Franchise Group, Inc., Roll-Up TL	3M SOFR + 4.75%	05/06/2025	87,559	60,416
Franchise Group, Inc., Third Amendment(g)	6M SOFR + 4.75%	03/10/2026	320,126	183,272
Great Outdoors Group, LLC, Term B-2 Loans	1M SOFR + 3.75%	03/06/2028	467,370	469,005
Needle Holdings LLC, Exchange TL	3M SOFR + 9.50%	04/28/2028	567,479	425,609
Torrid LLC, Closing Date	3M SOFR + 5.50%	06/14/2028	173,437	148,983
				1,807,707
Textiles, Apparel & Luxury Goods - 1.35%
ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing	1M SOFR + 2.25%	12/21/2028	3,758,241	3,768,801
Champ Acquisition Corp., Initial	3M SOFR + 4.50%	11/25/2031	351,999	354,051
Elevate Textiles, Inc., First Out	3M SOFR + 8.50%	09/30/2027	242,002	244,725
Varsity Brands Holding Co, Inc., Initial	3M SOFR + 3.75%	08/26/2031	2,328,294	2,328,876
				6,696,453
Transportation Infrastructure - 0.31%
WWEX UNI TopCo Holdings, LLC, Repriced Initial TL	3M SOFR + 4.00%	07/26/2028	1,527,727	1,535,152
Wireless Telecommunication Services - 0.37%
Victra Holdings LLC, Third Amendment Incremental	1M SOFR + 5.25%	03/31/2029	1,814,127	1,834,536
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $376,268,515)				374,117,191

	Shares	Value
COMMON STOCKS - 0.12%(h)
Jo-Ann, Inc.	379,111	379,111
Carestream Health, Inc.	873	2,291
CEC Brands, LLC	10,454	142,870
Elevate Textiles, Inc.	20,088	67,465
Marine One Holdco, LLC	5,865	6,598
Permian Production Partners	18,995	190
TOTAL COMMON STOCKS (Cost $122,585)		598,525

	Subscription Price	Expiration Date	Shares	Value
RIGHTS - 0.00%
Casa Systems, Inc.(e)(h)	$0.01	N/A	59,949	–
TOTAL RIGHTS (Cost $—)				–

	Shares	Value
WARRANTS - 0.00%
Technology Hardware, Storage & Peripherals-- 0.00%
Mavenir Private Holdings II Ltd.(e)(h)	68,287	–
TOTAL WARRANTS (Cost $—)		–

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 4.14%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 4.37% (7-day yield)	20,490,352	$20,490,352

TOTAL MONEY MARKET FUNDS (Cost $20,490,352)		20,490,352

TOTAL INVESTMENTS - 165.02% (Cost $857,489,592)		816,096,825

Liabilities in Excess of Other Assets - (2.81)%		(13,894,276)
Preferred Shares (Net of $3,175,646 Deferred Financing Costs) - (14.50)%		(71,724,354)
Leverage Facility (Net of $108,055 Deferred Leverage Costs) - (47.71)%		(235,941,945)
NET ASSETS - 100.00%		$494,536,250

All securities held as of December 31, 2024 are pledged as collateral for the Trust’s credit facility.

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2024, these securities had an aggregate value of $418,497,916 or 84.62% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of December 31, 2024.
(d)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of December 31, 2024. The interest rate shown represents the stated spread over the applicable reference rate floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total value of securities purchased on a when-issued or delivery-delayed basis was $443,127 as of December 31, 2024.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	This investment has an unfunded commitment as of December 31, 2024.
(g)	Security is in default.
(h)	Non-income producing security.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

B.V. – Besloten Vennootschap (Dutch: Private Limited Company)

GmbH – Gesellschaft mit beschränkter Haftung (German: Limited Liability Company)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

S.A. - Societe Anonyme (French: Public Limited Company)

S.a.r.l - Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company)

SOFR – Secured Overnight Financing Rate

Reference Rates:

1M SOFR as of December 31, 2024 was 4.53%

3M SOFR as of December 31, 2024 was 4.69%

6M SOFR as of December 31, 2024 was 5.03%